DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
DEPOSITS
Summary of deposit accounts
	2013	2012

Passbook accounts	$63,871	$63,983
NOW and checking accounts	29,079	27,831
Money market accounts	7,189	8,114
Certificates of deposit	64,380	71,793

Total deposits	$164,519	$171,721

Schedule of maturities of time certificates
2014	$39,245
2015	13,792
2016	4,752
2017	4,096
2018	2,495

$64,380

Schedule of interest expense on deposits
	2013	2012

NOW	$1	$1
Money market	1	4
Passbook	86	103
Certificates of deposit	612	864

	$700	$972